Commitments And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			24 Months Ended
	Dec. 31, 2013 plaintiffs claim	Dec. 31, 2013 occurrence claim plaintiffs	Dec. 31, 2012 payments	Dec. 31, 2011	Dec. 31, 2013 claim plaintiffs	Mar. 31, 2009 mi
Oil and Gas Delivery Commitments and Contracts [Line Items]
Aggregate Contractual Capital Commitments Due In One Year	$ 1,061.4	$ 1,061.4			$ 1,061.4
Rental expenses		53.6	47.5	31.5
2014	36.9	36.9			36.9
2015	20.1	20.1			20.1
2016	10.3	10.3			10.3
2017	9.5	9.5			9.5
2018	9.6	9.6			9.6
Thereafter	63.7	63.7			63.7
Distance from original drilling location in miles						95
Leg and debris removal costs			19.0
Number of payments related to leg and debris removal costs			9
Payments for leg and debris removal					19.0
Insurance reimbursements					18.5
Wreckage and debris removal	0	0	9.0		0
Wreckage and debris removal receivables	0.5	0.5	13.2		0.5
Number of claims	3	3			3
Liability insurance self-insured retention per occurrence	10.0	10.0			10.0
Annual liability coverage limit for wreckage and debris removal costs		490.0
Civil litigation claim damages for cost of repairs and business interruption due to pipeline rupture	26.0	26.0			26.0
Litigation Settlement, Amount		9.6
Legal Fees		3.6
Estimated Litigation Liability	6.4	6.4			6.4
Litigation Settlement, Amount to be Paid by Underwriters	3.2	3.2			3.2
Liability insurance self-insured retention	15.0	15.0			15.0
Number of occurrences		2
Liability insurance self-insured retention for each occurrence thereafter		1.0
Number of plaintiffs	100	100			100
Loss Contingency, Claims Settled, Number	58
Letters of Credit Outstanding, Amount	232.3	232.3			232.3
Minimum [Member]
Oil and Gas Delivery Commitments and Contracts [Line Items]
Damages sought		5.0
Rig Enhancement Projects [Member]
Oil and Gas Delivery Commitments and Contracts [Line Items]
Aggregate Contractual Capital Commitments Due In One Year	$ 94.2	$ 94.2			$ 94.2